FINANCE LEASE OBLIGATIONS (Details Narrative) - Lease [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Finance lease expiration description	The Company has entered into office space and mining equipment leases expiring between 2021 and 2025
Net carrying amount	$ 1,087	$ 2,697
Line of credit facilities	5,000
Remaining line of credit facilities	$ 4,927
Bottom of range [member]
Statement [Line Items]
Interest rate		0.00%
Top of range [member]
Statement [Line Items]
Interest rate	14.99%